CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Allowance for doubtful accounts	$ 1,774,192	$ 1,286,120
Ordinary shares, shares authorized	15,000,000,000
Treasury stock, shares	9,937,000	15,550,500
Class A
Ordinary shares, par value	$ 0.00001	$ 0.00001
Ordinary shares, shares authorized	13,750,000,000	13,750,000,000
Ordinary shares, shares issued	2,880,056,332	2,949,757,236
Ordinary shares, shares outstanding	2,870,119,332	2,934,206,736
Class B
Ordinary shares, par value	$ 0.00001	$ 0.00001
Ordinary shares, shares authorized	250,000,000	250,000,000
Ordinary shares, shares issued	246,224,465	246,224,465
Ordinary shares, shares outstanding	246,224,465	246,224,465